Trade receivables	12 Months Ended
Dec. 31, 2023
Trade receivables
Trade receivables

19       Trade receivables

	At December 31,
Non-Current	2023	2022
Accounts receivable	4,581	4,683
Trade receivables from related parties (Note 27)	741	1,431
Loss allowance (see Note 3A(ii))	(4,433)	(4,533)
	889	1,581
Current
Accounts receivable	138,586	129,168
Trade receivables from related parties (Note 27)	4,421	5,053
Contract assets	1,488	2,053
Loss allowance (see Note 3A(ii))	(17,935)	(25,185)
	126,560	111,089

Fair value of trade receivables approximates to the net book value.